As filed with the Securities and Exchange Commission on September 26, 2001

                                                     1933 Act File No. 333-30810
                                                      1940 Act File No. 811-9819

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Post-Effective Amendment No. 3 [X]

                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [X]

                               Amendment No. 4 [X]


                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                  PO BOX 5049, BOSTON, MASSACHUSETTS 02206-5049
                                 (877) 517-9758

                                               Copy to:
  Julie Tedesco, Assistant Secretary           Timothy W.  Diggins
  P.O.  Box 5049                               Ropes & Gray
  Boston, Massachusetts 02206-5049             One International Place
  (Name and Address of Agent for Service)      Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to        [X] On October 25, 2001 pursuant
     paragraph (b)                                  to paragraph (b)

[ ]  60 days after filing pursuant to           [ ] On (date) pursuant to
     paragraph (a)(1)                               paragraph (a)(1)

[ ]  75 days after filing pursuant to           [ ] On (date) pursuant to
     paragraph (a)(2)                               (paragraph (a)(2) of
                                                    Rule 485.
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   State Street Institutional Investment Trust

                 P.O. Box 5049, Boston, Massachusetts 02206-5049



                         STATE STREET MONEY MARKET FUND

                        Prospectus Dated October 25, 2001


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           AN INVESTMENT IN THE STATE STREET MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
           CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

           THE FUND SEEKS TO MAXIMIZE CURRENT INCOME, TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 PER SHARE NET ASSET VALUE, BY INVESTING IN DOLLAR DENOMINATED SECURITIES. THERE IS NO GUARANTEE THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE.

INTRODUCTION


      The State Street Money Market Fund (the "Fund") is a mutual fund that seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"), by investing in dollar denominated securities. The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.


PRINCIPAL INVESTMENT STRATEGIES


      The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Money Market Portfolio (the "Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio.


      The Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, including certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements.

      The Adviser bases its decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Money Market Risk. The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund's yield will tend to be higher.

Credit/Default Risk. The risk that an issuer of fixed-income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. There is also a risk that one or more of the securities will be downgraded in credit rating and generally, lower rated bonds have higher credit risks.

Government Securities Risk. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Foreign Risk. The risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards, or other factors.

Banking Industry Risk. The risk that if the Fund invests more than 25% of its total assets in bank obligations, an adverse development in the banking industry may affect the value of the Fund's investments more than if the Fund's investments were not invested to such a degree in the banking industry. Normally, the Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

Management Strategy Risk. The risk that a strategy used by the Adviser may fail to produce the intended results.

Sector Risk. The risk that the Fund concentrates its investment in specific industry sectors that have historically experienced substantial price volatility. The Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.

Market Risk. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

Risks of Repurchase Agreements. Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund's cost plus interest. If the value of the securities declines, and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

Liquidity Risk. The risk that the Fund will be unable to pay proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Performance Information

      Performance information for the Fund has been omitted because the Fund has not commenced operations.

Fees and Expenses

      The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees(1)                                   0.09%

         Distribution (12b-1) Fees                            0.25%

         Other Expenses                                       ____%

         Total Annual Fund Operating Expenses                 ____%

Example: This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

                  1 year                          3 years
                  ------                          -------

                  $____                            $____


------------------
(1) This fee represents the advisory fee paid by the corresponding Portfolio of State Street Master Funds.

MANAGEMENT AND ORGANIZATION

      The Fund and the Portfolio. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

      The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

      The Adviser. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

      The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940, as amended (the "1940 Act"), which require periodic review of these transactions.


      As of September 30, 2001, the Adviser and its affiliates managed approximately $_______ billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.


      The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator, Custodian and Transfer Agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of [____%] of average daily net assets of the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT
STRATEGIES AND RISKS

      The investment objective of the Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

Quality of Securities. The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Fund's price or yield.

Variable and Floating Rate Securities. The Fund may purchase variable and floating rate securities which are instruments issued or guaranteed by entities such as the: (1) U.S. government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions or (4) insurance companies. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Fund may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Securities purchased by the Fund may include variable and floating rate instruments, which may have a stated maturity in excess of the Fund's maturity limitations but which will, except for certain U.S. government obligations, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the Fund are subject to the Fund's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Fund invests, and their ability to repay principal and interest.

Variable and floating rate securities are subject to interest rate risk, the risk that, when interest rates increase, fixed-income securities held by the Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term securities.

They are also subject to credit/default risk, the risk that an issuer of fixed-income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal.

Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     o Prepayment Risk - Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Fund invests in asset-backed securities, the values of the Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     o Other Risk Associated with Asset-Backed Securities - Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

U.S. Government Securities. U.S. Government securities include U.S. Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are U.S. dollar denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. and therefore there may be fewer restrictions regarding loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

Section 4(2) Commercial Paper. The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from a liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and may be disposed of only after considerable expense and delay. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities set forth in the Fund's Statement of Additional Information where the Board of Trustees of the Trust (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to the Fund's shareholders.

SHAREHOLDER INFORMATION

      Determination of Net Asset Value. The Fund determines the price per share once each business day at 3:00 p.m. Eastern time, or the close of the New York Stock Exchange (the "NYSE"), if earlier. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE or Boston Federal Reserve are open for regular trading. The price per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

      The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

      Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

      There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve
Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

      Redeeming Shares. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (RULE 12b-1) PLAN

      The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

      The Fund intends to declare dividends on shares from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

      Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

      For more information about STATE STREET MONEY MARKET FUND:


      The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

      The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the customer service center at the telephone number shown in the accompanying Contract prospectus.

      Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



SSgA FUNDS MANAGEMENT, INC.
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02109


The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST


                         STATE STREET MONEY MARKET FUND



This Statement of Additional Information ("SAI") includes additional information about the Fund. The SAI is not a prospectus. To obtain a copy of the Fund's prospectus, please call the customer service center at ____________________ or write the Trust at:


                   State Street Institutional Investment Trust
                                  P.O. Box 5049
                        Boston, Massachusetts 02206-5049



This SAI dated October 25, 2001 relates to the Fund's prospectus dated October 25, 2001.

TABLE OF CONTENTS

Trust History.................................................................3
Description of the Fund and its Investments and Risks.........................3
Management of the Trust......................................................13
Control Persons and Principal Holders of Securities..........................14
Investment Advisory and Other Services.......................................15
Brokerage Allocation and Other Practices.....................................17
Capital Stock and Other Securities...........................................18
Pricing of Shares............................................................18
Taxation of the Fund.........................................................19
Underwriters.................................................................21
Calculation of Performance Data..............................................22
Financial Statements.........................................................23

Trust History

State Street Institutional Investment Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000.


The Trust is an open-end management investment company consisting of six separate diversified series: the Equity 500 Index Fund, the Equity 400 Index Fund, the Equity 2000 Index Fund, the MSCI(R) EAFE(R) Index Fund, the Aggregate Bond Index Fund and the Money Market Fund (the "Funds"). Only the Money Market Fund (the "Fund") is described in this SAI.


Description of the Fund and its Investment Risks

INVESTMENT STRATEGIES

To the extent consistent with its investment objective and restrictions, the Fund may invest in the following instruments and use the following investment techniques:

U.S. Government Obligations

      The types of U.S. Government obligations in which the Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase U.S. Government obligations on a forward commitment basis. The Fund may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation-Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

Variable and Floating Rate Securities

      The Fund may purchase variable rate securities which are instruments issued or guaranteed by entities such as the: (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Fund may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the purchase price paid by the Fund and are held by State Street Bank and Trust Company ("State Street"), the Fund's custodian, until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by SSgA Funds Management, Inc., the Fund's investment adviser (the "Adviser").

Section 4(2) Commercial Paper

      The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, the Adviser may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Asset-Backed Securities

      Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

Mortgage-Related Securities

      Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

     2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

     3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Illiquid Securities

      The Fund will invest no more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

When-Issued Transactions

      New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Forward Commitments

      The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.



Securities Lending

      The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Adviser to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Fund.

Reverse Repurchase Agreements

      The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, the Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from the Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by State Street, the Fund's custodian, on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

Variable Amount Master Demand Notes

      Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Stripped (Zero Coupon) Securities

      The Fund may invest in stripped securities, which are zero coupon bonds, notes and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal securities are issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system. Because stripped securities do not pay current income, their prices can be very volatile when interest rates change. The Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Purchase of Other Investment Company Funds

      To the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies. These other investment companies may charge management fees which shall be borne by the Fund.

INVESTMENT RESTRICTIONS

The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made and may not be changed without a vote of a majority of the Fund's shareholders. The Fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

     2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     6. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     7. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

     8. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     9. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     10. Purchase interests in oil, gas or other mineral exploration or development programs.

     11.  Purchase or sell commodities or commodity futures contracts.

     12. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     13. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     14. Make investments for the purpose of gaining control of an issuer's management.

     15. Purchase the securities of any issuer if the Fund's officers, Trustees, Adviser or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

     16. Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities, except that the Fund may invest in securities of a particular issuer to the extent its respective underlying index invests in that issuer.

     17. Purchase from or sell portfolio securities to its officers or Trustees or other "interested persons" (as defined in the 1940 Act) of the Fund, including the Adviser and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

                        The concentration policy of the Fund (as set forth in
                  Investment Restriction No. 1, above) permits the Fund to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks,
                  (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Portfolio will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks. The Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

Management of the Trust


      The Trustees are responsible for generally overseeing the Trust's business. The following table provides biographical information with respect to each Trustee and officer of the Trust. As of October 25, 2001, none of the Trustees was considered an "interested person" of the Trust, as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------------
                                                   Position with     Principal Occupation During
           Name, Age and Address                   the Trust         the Past 5 Years
           ---------------------                   ---------         ----------------
-----------------------------------------------------------------------------------------------------------------------
William L. Boyan (63)                              Trustee           Trustee of Old Mutual South Africa Equity Trust
         P.O. Box 5049                                               since 1983; Chairman of the Board of Trustees
         Boston, Massachusetts 02206                                 of Children's Hospital and Children's Medical
                                                                     Center since 1984; Director of John Hancock
                                                                     Mutual Life Insurance Company, 1983 to 1998;
                                                                     and President and Chief Operations Officer of
                                                                     John Hancock Mutual Life Insurance Company,
                                                                     1992 to 1998.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Michael F. Holland (56)                            Trustee and       Director and President of Holland & Company
         P.O. Box 5049                             Chairman of the   LLC, Chairman since 1995.
         Boston, Massachusetts 02206               Board
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rina K. Spence (52)                                Trustee           President of SpenceCare International LLC since
         P.O. Box 5049                                               1998; Chief Executive Officer of Consensus
         Boston, Massachusetts 02206                                 Pharmaceutical, Inc., 1998 to 1999; and
                                                                     Founder, President and Chief Executive Officer
                                                                     of Spence Center for Women's Health, 1994 to 1998.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Douglas T. Williams (60)                           Trustee           Executive Vice President of Chase Manhattan
         P.O. Box 5049                                               Bank, 1987 to 1999. Mr. Williams retired in 1999.
         Boston, Massachusetts 02206
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                   Position with     Principal Occupation During
           Name, Age and Address                   the Trust         the Past 5 Years
           ---------------------                   ---------         ----------------
-----------------------------------------------------------------------------------------------------------------------
Kathleen C. Cuocolo (48)                           President         Executive Vice President of State Street Bank
         P.O. Box 5049                                               and Trust Company since 2000; and Senior Vice
         Boston, Massachusetts 02206                                 President of State Street Bank and Trust
                                                                     Company, 1982 to 2000.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janine L. Cohen (48)                               Treasurer         Senior Vice President of State Street Bank and
         P.O. Box 5049                                               Trust Company since 2001; and Vice President of
         Boston, Massachusetts 02206                                 State Street Bank and Trust Company, 1992 to 2000.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Julie A. Tedesco (43)                              Secretary         Vice President and Associate Counsel of State
         P.O. Box 5049                                               Street Bank and Trust Company since 2000; and
         Boston, Massachusetts 02206                                 Counsel of First Data Investor Services Group,
                                                                     Inc., 1994 to 2000.
-----------------------------------------------------------------------------------------------------------------------
K. David James (30)                                Assistant         Associate Counsel of State Street Bank and
         P.O. Box 5049                             Secretary         Trust Company since 2000; and 1998-1999;
         Boston, Massachusetts 02206                                 Paralegal Manager of PFPC Inc., 1999-2000; and
                                                                     Legal Manager of Fidelity Investments,
                                                                     1996-1998.
-----------------------------------------------------------------------------------------------------------------------


      The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers. None of the Trustees has received any fees for his or her services to the Trust.

Control Persons and Principal Holders of Securities


As of October 1, 2001, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

      Persons or organizations owning 25% or more of the outstanding shares of the Fund may be presumed to "control" (as that term is defined in the 1940 Act) the Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of the Fund for their approval. As of October 1, 2001, the Fund had not commenced operations and had no shareholders.


Investment Advisory and Other Services

      Under the terms of the Investment Advisory Agreement with the Adviser (the "Advisory Agreement"), the Adviser is required to manage the Fund subject to the supervision and direction of the Board of Trustees of the Trust.

      The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Fund, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Fund that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by the Fund managed by the Adviser or any such affiliate.

Investment Advisory Agreement

      The Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the Fund. As long as the Fund remains completely invested in the Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained the Adviser as investment adviser to manage the Fund's assets in the event that the Fund withdraws its investment from the Portfolio.

      The Adviser is also the investment adviser to the Portfolio pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between the Adviser and State Street Master Funds, on behalf of the Portfolio. The Adviser receives an investment advisory fee with respect to the Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Investment Advisory Agreement between the Trust on behalf of the Fund and the Adviser. Because the Fund invests in the Portfolio, it bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

Administrator, Custodian and Transfer Agent

      Under the Administrative Services Agreement (the "Administration Agreement"), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. State Street will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the NAV, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties. State Street serves as Custodian for the Fund pursuant to the Custody Agreement. As Custodian, it holds the Fund's assets. State Street also serves as Transfer Agent of the Fund pursuant to the Transfer Agency and Service Agreement.

Fees

      See "Fees and Expenses" in the Fund's prospectus for a description of the fees paid by the Fund.

Rule 12b-1 Plan

      The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of 0.25% of the average daily net assets of the Fund.

Counsel and Independent Auditors

      Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Ernst & Young LLP are the independent auditors for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC. The principal business address of Ernst & Young LLP is 200 Clarendon St., Boston, Massachusetts 02116.

Brokerage Allocation and Other Practices

      All portfolio transactions are placed on behalf of the Fund by the Adviser. The Adviser ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services.

      In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provides the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable for more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within the index whose performance the Fund in question seeks to replicate. The fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise have been required to purchase some of these services for cash.

      The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Capital Stock and Other Securities

      Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of the Fund. Upon liquidation or dissolution of the Fund, investors are entitled to share pro rata in the Fund's net assets available for distribution to its investors. Investments in the Fund have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in the Fund may not be transferred.

      Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors when in the judgment of the Trustees it is necessary or desirable to submit matters for an investor vote.

      Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust's property for any claim or liability to which the shareholder may become subject by reason of being or having been an shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

Pricing of Fund Shares

      The Fund determines net asset value per share once each business day at 3:00 p.m. Eastern time, or at the close of the New York Stock Exchange ("NYSE"), if earlier. A business day is one on which the NYSE is open for business.

      It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

Taxation of the Fund

Qualification as a Regulated Investment Company

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the favorable tax treatment accorded regulated investment companies, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for each year; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Taxation of Distributions Received by Shareholders

      Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally taxed at a 20% rate for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

      Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

Foreign Income

      Income received by the Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary. If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the Fund's share of the amount of foreign taxes paid by it will be included in the income of its shareholders, and such shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. The Fund's investors will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the regulated investment company investor's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived form sources within each such country.

      The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interests and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation. In addition a shareholder must hold shares of the Fund (without protection from risk or loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign tax credit passed through by the Fund.

Redemptions and Exchanges

      Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

      The foregoing discussion summarizes some of the consequences under the current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund including in-kind transactions under all applicable tax laws.

      Non-U.S. investors in the Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund, including the possibility that distributions may be subject to a 30 percent United States withholding tax (or a reduced rate of withholding provided by treaty).

Underwriters


      ALPS Distributors, Inc. (formerly known as ALPS Mutual Funds Services, Inc.), serves as Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust. The Distributor is located at 370 17th Street, Suite 3100, Denver, Colorado 80202. For a description of the fee paid to the Distributor under the Rule 12b-1 Plan, see "Rule 12b-1 Plan," above. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.


Calculation of Performance Data

      The Fund computes average annual total return by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the Fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     (n)
P(1+T) = ERV

where: P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

      The current annualized yield of the Fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

Financial Statements

As of December 31, 2000, the Fund had not commenced operations.

PART C

Item 23. Exhibits

(a) Declaration of Trust was filed previously as Exhibit (a) to Registrant's Registration Statement and is incorporated by reference herein.

(b) By-laws of the Trust were filed previously as Exhibit (b) to Registrant's Registration Statement and are incorporated by reference herein.

(c)      Not applicable.

(d)(1)   Form of Investment Advisory Contract was filed previously as Exhibit
         (d) to Registrant's Registration Statement and is incorporated by reference herein.

   (2) Form of Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(2) to Post-Effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(e)(1) Form of Distribution Agreement was filed previously as Exhibit (e) to Registrant's Registration Statement and is incorporated by reference herein.


(e)(2) Addendum to Distribution Agreement, dated March 30, 2001, was filed previously as Exhibit (e)(2) to Post-Effective Amendment No. 2 to Registrant's Registration Statement and is incorporated by reference herein.


(f)      Not applicable.

(g)(1) Form of Custodian Agreement was filed previously as Exhibit (g) to Registrant's Registration Statement and is incorporated by reference herein.

   (2) Form of Amended and Restated Custodian Agreement was filed previously as Exhibit (g)(2) to Post-Effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(h)(1) Form of Transfer Agent and Services Agreement was filed previously as Exhibit (h)(1) to Registrant's Registration Statement and is incorporated by reference herein.

   (2) Form of Administration Agreement was filed previously as Exhibit (h)(2) to Registrant's Registration Statement and is incorporated by reference herein.

(i) Legal Opinion of Ropes & Gray was filed previously as Exhibit (i) to Pre-effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(j)(1) Power of Attorney for James B. Little, dated February 4, 2000, was filed previously as Exhibit (j)(1) to Registrant's Registration Statement and is incorporated by reference herein.

(j)(2) Power of Attorney for all Trustees, dated February 28, 2000, was filed previously as Exhibit (j)(2) to Pre-effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(j)(3) Power of Attorney for Kathleen C. Cuocolo, dated August 10, 2000, was filed previously as Exhibit (j)(3) to Pre-effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(k)      Not applicable.

(l)      Not applicable.

(m) Form of Rule 12b-1 Plan was filed previously as Exhibit (m) to Registrant's Registration Statement and is incorporated by reference herein.

(n) Form of Rule 18f-3 Plan was filed previously as Exhibit (n) to Registrant's Registration Statement and is incorporated by reference herein.

(p)(1) Form of Code of Ethics was filed previously as Exhibit (p)(1) to Registrant's Registration Statement and is incorporated by reference herein.

(p)(2) Code of Ethics of State Street Master Funds was filed previously as Exhibit (p)(2) to Pre-effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(p)(3) Code of Ethics of State Street Global Advisors was filed previously as Exhibit (p)(3) to Pre-effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(p)(4) Code of Ethics of SSgA Funds Management, Inc. was filed previously as Exhibit (p)(4) to Post-Effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

(p)(5) Code of Ethics of ALPS Distributors, Inc. (formerly known as ALPS Mutual Funds Services, Inc.) was filed previously as Exhibit (p)(4) to Pre-effective Amendment No. 1 to Registrant's Registration Statement and is incorporated by reference herein.

Item 24. Persons Controlled By or Under Common Control with the Fund

None.

Item 25. Indemnification

      The response to this Item 25 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement.

Item 26.  Business and Other Connections of the Investment Adviser

      See "Management of the Trust" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the Securities and Exchange Commission and is incorporated herein by reference thereto.

Item 27. Principal Underwriter


                  (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Ameristock Mutual Fund, Inc., Davis Park Series Trust and Financial Investors Variable Insurance Trust.

                  (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

------------------------------------------------------------------------------------------------------------
Name and Principal                    Positions and Offices with Registrant  Positions and Offices with
Business Address*                                                            Underwriter
------------------------------------------------------------------------------------------------------------
W. Robert Alexander                   None                                   Chairman, Chief Executive
                                                                             Officer and Secretary
------------------------------------------------------------------------------------------------------------
Thomas A. Carter                      None                                   Chief Financial Officer
------------------------------------------------------------------------------------------------------------
Edmund J. Burke                       None                                   President and Director
------------------------------------------------------------------------------------------------------------
Russell C. Burk                       None                                   General Counsel
------------------------------------------------------------------------------------------------------------
Jeremy O. May                         None                                   Vice President
------------------------------------------------------------------------------------------------------------
Robert Szydlowski                     None                                   Vice President
------------------------------------------------------------------------------------------------------------
Sean McLean                           None                                   Vice President
------------------------------------------------------------------------------------------------------------
Rick A. Pederson                      None                                   Director
------------------------------------------------------------------------------------------------------------
Chris Woessner                        None                                   Director
------------------------------------------------------------------------------------------------------------

-----------------------
*All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

                  (c) Not Applicable


Item 28. Location Of Accounts And Records

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

         State Street Institutional Investment Trust
         PO Box 5049 Boston, MA 02206-5049

         SSgA Funds Management, Inc.
         Two International Place
         Boston, MA 02110

         State Street Bank and Trust Company
         One Federal Street
         Boston, MA 02110
         ALPS Distributors, Inc.
         370 Seventeenth Street
         Suite 3100
         Denver, CO 80202

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the "Trust") has duly caused this Amendment to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 26th day of September 2001.

                                  STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                  By:                   *
                                     -----------------------------------------
                                     Kathleen C.  Cuocolo
                                     President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 26th day of September 2001:

Signature                                            Title
---------                                            -----
/s/ Kathleen C. Cuocolo
------------------------------------
Kathleen C. Cuocolo                                  President (Principal Executive Officer)

/s/ Janine Cohen
------------------------------------
Janine Cohen                                         Treasurer (Principal Accounting Officer)

               *
------------------------------------
William L. Boyan                                     Trustee

               *
------------------------------------
Michael F. Holland                                   Trustee

               *
------------------------------------
Rina K. Spence                                       Trustee

               *
------------------------------------
Douglas T. Williams                                  Trustee

* Attorney-in-fact:    /s/ Julie A. Tedesco
                       -------------------------------------
                       Julia A. Tedesco, Assistant Secretary
                       Attorney-in-fact

                       STATE STREET BANK AND TRUST COMPANY
       Legal Division o One Federal Street o Boston o Massachusetts 02206
                                 (617) 662-3239

September 26, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: State Street Institutional Investment Trust (the "Trust"): State Street Money Market Fund (the "Fund")
      File Numbers 811-9819, 333-30810
      Post-Effective Amendment No. 3 to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

      Pursuant to Regulation S-T, and Rule 485(b)(1)(iii) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the Fund, Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A (the "Amendment").

      This Amendment is being filed in order to respond to Securities and Exchange Commission staff comments on Post-Effective Amendment No. 2 to the Trust's Registration Statement (the "Previous Amendment") and to designate a new effective date for the Previous Amendment. Accordingly, pursuant to Rule 485(b)(1)(iii), the Registrant is selecting October 25, 2001 as the Fund's effective date. The Fund will offer its shares pursuant to a single Prospectus and Statement of Additional Information ("SAI"). Therefore, the Prospectus and SAI contained in the Amendment pertain only to the Fund.

      If you have any questions concerning this filing, please call me directly at (617) 662-3239.

Sincerely,

/s/ Arlene W. Lonergan
----------------------
Arlene W. Lonergan
Senior Paralegal